Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
August 26, 2020
Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-82329 and 811-05618

Dear Sir/Madam:
Enclosed for filing pursuant to Rule 485(a), please find Post-Effective Amendment No. 33 to the Form N-4 Registration Statement, for the above-referenced Registrant. The purpose of this filing is to update the Prospectus for the Contract. The Contract was “Great Wested” approximately two years ago, and the prospectus has not been updated since then. There are currently in excess of 5,000 Contracts outstanding. The filing will have the effect of “un Great Westing” the Contract.
The Company has not offered the Contract for new sales for over 10 years. The Company has no intention of making further sales of the Contract.
For the convenience of the staff in reviewing the Registration Statement, a clean copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management. Due to the amount of disclosure change and rearrangement in the prospectus and SAI, incorporated since the 2018 version, a redline copy would include a significant amount of marked changes and would likely not be useful as a review tool.
Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg